Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Accounts receivable, net	$ 984	$ 1,107
Contract assets	848	642
Equity method investments under fair value option	157	300
Contract liabilities	331	209
Other current liabilities	$ 442	$ 426
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,097	1,088
Common stock, shares issued (in shares)	1,062	1,057
Common stock, shares, outstanding (in shares)	1,062	1,057
Related Party
Accounts receivable, net	$ 248	$ 279
Contract assets	499	152
Contract liabilities	91	105
Other current liabilities	$ 10	$ 11